Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	137,119,350	(26,481,888)	110,637,462
- Depreciation for the year	-	(6,458,251)	(6,458,251)
- Capitalized expenses	1,282,054	-	1,282,054
Balance, December 31, 2019	138,401,404	(32,940,139)	105,461,265
- Depreciation for the year	-	(6,556,256)	(6,556,256)
- Capitalized expenses	400,981	-	400,981
Balance, December 31, 2020	138,802,385	(39,496,395)	99,305,990

During the year ended
December 31, 2019,
M/V “Starlight” and M/V “Eirini P” installed Water Ballast Treatment systems onboard with a total cost of
$1.3
million. During the year ended
December 31, 2020,
M/V “Pantelis” completed the installation of its Water Ballast Treatment system onboard for a total cost of
$0.3
million. The fleet installed within the year ended
December 31, 2020
smart bunkers monitoring systems (“Flow meters”) for a total cost of
$0.1
million. These installations qualified as vessel improvements and were therefore capitalized.

The Company performed the undiscounted cash flow test as of
December 31, 2019
and
2020
for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable.

As of
December 31, 2020,
all vessels are used as collateral under the Company's loan agreements (see Note
7
).